John Hancock Funds II

Supplement dated December 18, 2013 to the current Prospectuses

China Emerging Leaders Fund

The following information supplements and supersedes any information to the contrary relating to China Emerging Leaders Fund (the “fund”), a series of John Hancock Funds II (the “Trust”), contained in the current Prospectuses.

At an in-person meeting held December 16-18, 2013, the Trust’s Board of Trustees approved the hiring and appointment of Dimensional Fund Advisors LP (“Dimensional”) to serve as a subadvisor to the fund effective on or about December 19, 2013, replacing the fund’s current subadvisor, Atlantis Investment Management (Hong Kong) Ltd. (“Atlantis”). John Hancock Investment Management Services, LLC, the fund’s investment advisor (the “advisor”), has also agreed to voluntarily limit the total expenses of each class of the fund going forward at the class’s current expense ratio when Dimensional replaces Atlantis. The advisor may terminate this voluntary expense limitation at any time upon notice to the Trust.

In connection with the subadvisor change, effective on December 19, 2013, each Prospectus is hereby amended as follows:

The fund will invest directly and indirectly (e.g., through derivatives and other synthetic instruments) at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of equities, including equity-related instruments (such as fixed- or floating-rate convertible bonds issued by corporate, sovereign or institutional issuers of above or below investment grade, preference shares, warrants or participatory notes (p-notes)), tied economically to The People’s Republic of China (China). An investment is “tied economically” to China or otherwise considered “Chinese” if: (i) it is an investment in an issuer or exposed to an issuer that is organized under the laws of China, maintains its principal place of business in China or is located in China; (ii) it is traded principally in China; or (iii) it is an investment in an issuer or exposed to an issuer that derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in China, or has at least 50% of its assets in China. For the avoidance of doubt, the term “China” includes all provinces, autonomous regions, municipalities and other administrative regions over which China exercises jurisdiction, including Hong Kong and Macau.

The fund generally will invest in securities of issuers that meet a minimum market capitalization threshold.  A company’s market capitalization is the number of its shares outstanding times its price per share.  As of November 30, 2013, this threshold was $3.9 billion.  The subadvisor then structures the fund’s portfolio using a market capitalization weighted approach.  Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, and liquidity management, as well as other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular issuer to a maximum proportion of the fund’s assets. The subadvisor may exclude the stock of a company that meets applicable market capitalization criterion if the subadvisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

The fund may also invest in investment-grade debt securities and money market instruments. Debt and money market instruments in which the fund may invest include

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debentures, notes (including corporate, sovereign or institutional floating- and fixed-rate notes with a minimum term of one year or more), certificates of deposit, commercial paper, Chinese depositary receipts (expected to be renminbi-denominated securities traded in China and held in the vault of a depositary bank, the receipts of which shall represent underlying shares of foreign-based and listed corporations and entitle the holder, subject to the provisions of any relevant trust document, to all dividends and capital gains in the underlying shares) and/or American Depositary Receipts. The fund may also invest up to 10% of its net assets in real estate investment trusts (REITs) that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange or the Hong Kong Stock Exchange, provided that they do not affect the ability of the fund to meet its liquidity obligations.

The fund may also invest up to 10% of its net assets in warrants. Warrants in which the fund may invest include cash-settled low exercise price warrants typically issued by credit institutions or other financial institutions located worldwide, which usually take the form of an equity call option with a low exercise price relative to the market, related to one or more Chinese equity securities. Any such warrants will have the following characteristics: (i) they will be listed; (ii) they will be exercisable at any time over their life; and (iii) the underlying equities will be ones in which the fund could invest indirectly. The fund may also invest up to 10% of its net assets in p-notes, which are equity-linked notes generally issued by banks or broker-dealers that are designed to replicate the performance of certain Chinese equities. The fund may also invest in structured products, such as structured notes or hybrid securities issued by credit institutions or other financial institutions located worldwide, which are liquid and negotiable, related to one or more Chinese “A shares.” Such structured products will not result in an exposure to investments other than securities in which the fund could invest directly and the use of such products will not cause the fund to diverge from its investment policies.

The subadvisor may utilize warrants, p-notes and structured products, depending on availability, market conditions and other factors, as a strategy to gain exposure to Chinese equities without investing in such securities directly. Structured products, such as equity-linked notes and other forms of specialized debt and equity instruments may be used by the fund to gain indirect exposure to securities where for tax and other reasons it may be difficult or impractical to purchase the underlying security directly. These products may also take the form of securities that contain a derivative component. For instance, an option or warrant is often used as the basis for such a product, but unlike a typical derivative virtually the full value of the underlying security is paid across to the counterparty as the option premium, with the exercise price being a purely nominal amount. Generally these low exercise price warrants, as they are sometimes referred to, behave in a very similar way to the underlying security: the fund will benefit from movements in the underlying security price in the same way as if it held the security itself, there is no leverage element as there is a full premium paid and the fund will be equally exposed to the risk of default by the issuer of the underlying security.

The fund also may use options, futures and foreign currency forward contracts as a substitute for direct investment in equities and to adjust investment and risk exposures. In order to provide liquidity to meet anticipated redemption demands, the fund at times may invest a significant portion of its assets in exchange-traded futures contracts that are linked to the performance of a Chinese equity market index. The fund may also use foreign currency forward contracts to facilitate the settlement of equity purchases, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund may invest in securities issued by “smaller and medium-sized Chinese companies.” For these purposes, “smaller and medium-sized Chinese companies” means companies with a market capitalization not exceeding the equivalent of U.S. $5 billion or

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such higher capitalization as is, in the opinion of the subadvisor, appropriate to reflect changes in capitalization levels of companies quoted on stock exchanges.

The securities in which the fund will invest will be principally listed or traded on one or more recognized exchanges located in China. To a lesser extent, the fund will also invest in securities listed or traded on recognized exchanges located outside China and Hong Kong.

For liquidity purposes, the fund may hold cash and cash equivalents and other liquid assets, denominated principally in H.K. dollars, renminbi and U.S. dollars, including cash deposits and money market instruments (of investment-grade or above), such as certificates of deposit, commercial paper and listed fixed-interest securities (including sovereign, government and corporate issued fixed- and floating-rate notes and bonds).

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers and may invest more of its assets in the securities of a single issuer than a diversified fund.

The fund currently holds substantial positions in illiquid assets, some which became illiquid subsequent to purchase by the predecessor subadvisor. Low trading volume, lack of a market maker or legal restrictions may impair the subadvisor’s ability to sell particular securities or close derivative positions at an advantageous price. The subadvisor intends to reduce these positions over time while maintaining investment exposure consistent with the fund’s benchmark index, the MSCI China Index. In addition, the fund may hold substantial amounts of cash as a result of futures activity.

Also in connection with the change, the risk factor entitled “Initial public offerings risk” is hereby deleted in its entirety from the “Fund summary -- Principal risks” section.

The subadvisor information under the heading the “Investment management” in the “Fund summary” section is deleted in its entirety and replaced with the following:

Subadvisor Dimensional Fund Advisors LP

In addition, in connection with this change, the fund’s portfolio managers will be Joseph H. Chi, Jed S. Fogdall, Henry F. Gray and Karen E. Umland. Accordingly, in the “Fund summary” section, the information under the “Portfolio management” heading is deleted in its entirety and replaced with the following:

Henry F. Gray

Head of Global Equity Training and Vice President

Portfolio manager of the fund since 2013

Karen E. Umland, CFA

Senior Portfolio Manager and Vice President

Portfolio manager of the fund since 2013

Joseph H. Chi, CFA

Senior Portfolio Manager and Vice President

Portfolio manager of the fund since 2013

Jed S. Fogdall

Senior Portfolio Manager and Vice President

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Portfolio manager of the fund since 2013

Furthermore, the information in the “Fund details – Principal investment strategies” section is hereby deleted in its entirety and replaced with the following:

Investment objective: The fund seeks to achieve long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The fund will invest directly and indirectly (e.g., through derivatives and other synthetic instruments) at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of equities, including equity-related instruments (such as fixed- or floating-rate convertible bonds issued by corporate, sovereign or institutional issuers of above or below investment grade, preference shares, warrants or participatory notes (p-notes)), tied economically to The People’s Republic of China (China). An investment is “tied economically” to China or otherwise considered “Chinese” if: (i) it is an investment in an issuer or exposed to an issuer that is organized under the laws of China, maintains its principal place of business in China or is located in China; (ii) it is traded principally in China; or (iii) it is an investment in an issuer or exposed to an issuer that derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in China, or has at least 50% of its assets in China. For the avoidance of doubt, the term “China” includes all provinces, autonomous regions, municipalities and other administrative regions over which China exercises jurisdiction, including Hong Kong and Macau.

The fund generally will invest in securities of issuers that meet a minimum market capitalization threshold.  A company’s market capitalization is the number of its shares outstanding times its price per share.  As of November 30, 2013, this threshold was $3.9 billion.  The subadvisor then structures the fund’s portfolio using a market capitalization weighted approach.  Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, and liquidity management, as well as other factors determined to be appropriate by the subadvisor given market conditions. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular issuer to a maximum proportion of the fund’s assets. The subadvisor may exclude the stock of a company that meets applicable market capitalization criterion if the subadvisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

The fund may also invest in investment-grade debt securities and money market instruments. Debt and money market instruments in which the fund may invest include debentures, notes (including corporate, sovereign or institutional floating- and fixed-rate notes with a minimum term of one year or more), certificates of deposit, commercial paper, Chinese depositary receipts (expected to be renminbi-denominated securities traded in China and held in the vault of a depositary bank, the receipts of which shall represent underlying shares of foreign-based and listed corporations and entitle the holder, subject to the provisions of any relevant trust document, to all dividends and capital gains in the underlying shares) and/or American Depositary Receipts. The fund may also invest up to 10% of its net assets in real estate investment trusts (REITs) that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange or the Hong Kong Stock

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Exchange, provided that they do not affect the ability of the fund to meet its liquidity obligations.

The fund may also invest up to 10% of its net assets in warrants. Warrants in which the fund may invest include cash-settled low exercise price warrants typically issued by credit institutions or other financial institutions located worldwide, which usually take the form of an equity call option with a low exercise price relative to the market, related to one or more Chinese equity securities. Any such warrants will have the following characteristics: (i) they will be listed; (ii) they will be exercisable at any time over their life; and (iii) the underlying equities will be ones in which the fund could invest indirectly. The fund may also invest up to 10% of its net assets in p-notes, which are equity-linked notes generally issued by banks or broker-dealers that are designed to replicate the performance of certain Chinese equities. The fund may also invest in structured products, such as structured notes or hybrid securities issued by credit institutions or other financial institutions located worldwide, which are liquid and negotiable, related to one or more Chinese “A shares.” Such structured products will not result in an exposure to investments other than securities in which the fund could invest directly and the use of such products will not cause the fund to diverge from its investment policies.

The subadvisor may utilize warrants, p-notes and structured products, depending on availability, market conditions and other factors, as a strategy to gain exposure to Chinese equities without investing in such securities directly. Structured products, such as equity-linked notes and other forms of specialized debt and equity instruments may be used by the fund to gain indirect exposure to securities where for tax and other reasons it may be difficult or impractical to purchase the underlying security directly. These products may also take the form of securities that contain a derivative component. For instance, an option or warrant is often used as the basis for such a product, but unlike a typical derivative virtually the full value of the underlying security is paid across to the counterparty as the option premium, with the exercise price being a purely nominal amount. Generally these low exercise price warrants, as they are sometimes referred to, behave in a very similar way to the underlying security: the fund will benefit from movements in the underlying security price in the same way as if it held the security itself, there is no leverage element as there is a full premium paid and the fund will be equally exposed to the risk of default by the issuer of the underlying security.

The fund also may use options, futures and foreign currency forward contracts as a substitute for direct investment in equities and to adjust investment and risk exposures. In order to provide liquidity to meet anticipated redemption demands, the fund at times may invest a significant portion of its assets in exchange-traded futures contracts that are linked to the performance of a Chinese equity market index. The fund may also use foreign currency forward contracts to facilitate the settlement of equity purchases, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund may invest in securities issued by “smaller and medium-sized Chinese companies.” For these purposes, “smaller and medium-sized Chinese companies” means companies with a market capitalization not exceeding the equivalent of U.S. $5 billion or such higher capitalization as is, in the opinion of the subadvisor, appropriate to reflect changes in capitalization levels of companies quoted on stock exchanges.

The securities in which the fund will invest will be principally listed or traded on one or more recognized exchanges located in China. To a lesser extent, the fund will also invest in securities listed or traded on recognized exchanges located outside China and Hong Kong.

For liquidity purposes, the fund may hold cash and cash equivalents and other liquid assets, denominated principally in H.K. dollars, renminbi and U.S. dollars, including cash

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deposits and money market instruments (of investment-grade or above), such as certificates of deposit, commercial paper and listed fixed-interest securities (including sovereign, government and corporate issued fixed- and floating-rate notes and bonds).

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers and may invest more of its assets in the securities of a single issuer than a diversified fund.

The fund currently holds substantial positions in illiquid assets, some which became illiquid subsequent to purchase by the predecessor subadvisor. Low trading volume, lack of a market maker or legal restrictions may impair the subadvisor’s ability to sell particular securities or close derivative positions at an advantageous price. The subadvisor intends to reduce these positions over time while maintaining investment exposure consistent with the fund’s benchmark index, the MSCI China Index. In addition, the fund may hold substantial amounts of cash as a result of futures activity.

Also in connection with the change, the risk factor entitled “Initial public offerings risk” is hereby deleted in its entirety from the “Fund summary -- Principal risks” section.

In the “Fund details -- “Who’s who” section, under the “Subadvisors” heading, the information regarding the fund’s subadvisor is deleted in its entirety and replaced with the following:

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, Texas 78746

Dimensional Fund Advisors LP (“Dimensional”) was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds. As of October 31, 2013, Dimensional and its affiliates had approximately $327 billion in assets under management.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the fund as set forth below.

Karen E. Umland, CFA

▪	Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee
▪	Joined Dimensional in 1993 and has been a Portfolio Manager since 1998

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▪	Portfolio Manager of the fund since 2013

Joseph H. Chi, CFA

▪	Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee
▪	Joined Dimensional in 2005 and has been co-head of the portfolio management group since 2012
▪	Portfolio manager of the fund since 2013

Jed S. Fogdall

▪	Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee
▪	Joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012
▪	Portfolio Manager of the fund since 2013

Henry F. Gray

▪	Head of Global Equity Trading and Vice President and a member of the Investment Committee
▪	Joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006
▪	Portfolio Manager of the fund since 2013

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

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